SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value

Assumptions used to determine the fair value of share options granted during 2012 and 2013 are summarized in the following table:

	For the year ended December 31,
	2012		2013
Weighted average grant date fair value per share	US$	3.17	US$	2.49
Expected volatility		61%		57%
Expected dividends		-		-
Expected life		2.62 years		2.31 years
Risk-free interest rate (per annum)		0.34%		0.33%

Schedule of Stock Options Outstanding and Exercisable

The following table presents a summary of the Company's share options (excluding the options granted to Expedia Asia Pacific) outstanding and exercisable at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 2.01 - $ 4.00	30,004	$3.93	3.02	30,004	$3.93
$ 4.01 - $ 6.00	125,212	$4.83	2.00	125,212	$4.83
$ 6.01 - $ 8.00	376,252	$7.02	1.63	146,554	$6.98
$ 8.01 - $10.00	422,135	$8.58	3.06	187,177	$8.67
$10.01 - $12.00	18,536	$10.74	1.58	14,786	$10.42
Total	972,139	$7.39	2.34	503,733	$6.99

Schedule of Stock-Based Compensation Expense

Share-based compensation expense for the years ended December 31, 2012, 2013 and 2014 was included in cost of services and expense items as follows:

	For the year ended December 31,
	2012	2013	2014
Cost of services	1,932,101	2,672,546	3,089,376
Service development	11,459,551	19,563,206	25,940,853
Sales and marketing	4,322,004	8,137,223	5,421,774
General and administrative	12,234,867	32,965,113	63,223,288
Total	29,948,523	63,338,088	97,675,291

2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

A summary of share option activity under the 2004 Plan for the year ended December 31, 2014 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2013	253,590	US$	6.42
Exercised	(32,478)	US$	6.71
Forfeited	-	US$	-
Expired	-	US$	-
Outstanding at December 31, 2014	221,112	US$	6.38	4.20 years	US$	574
Vested and expected to vest at December 31, 2014	221,112	US$	6.38	4.20 years	US$	574
Exercisable at December 31, 2014	221,112	US$	6.38	4.20 years	US$	574

2004 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

A summary of equity-settled performance unit activity under the 2004 Plan for the year ended December 31, 2014 is as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2013	3,121	US$	3.20
Settled	(3,121)	US$	3.20
Forfeited	-	US$	-
Balance at December 31, 2014	-	US$	-
Vested and expected to vest at December 31, 2014	-	US$	-

2004 Plan [Member] | Cash-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

A summary of cash-settled performance units activity under the 2004 Plan for the year ended December 31, 2014 is as follows:

Number of Ordinary Shares
Balance at December 31, 2013	71,298
Granted	41,808
Settled	(29,526)
Balance at December 31, 2014	83,580

2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

A summary of share option activity under the 2009 Plan for the year ended December 31, 2014 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2013	1,757,034	US$	7.32
Granted	-	US$	-
Exercised	(527,728)	US$	6.24
Forfeited	(164,901)	US$	7.83
Cancelled	(307,128)	US$	8.01
Expired	(6,250)	US$	8.02
Outstanding at December 31, 2014	751,027	US$	7.69	1.79 years	US$	999
Vested and expected to vest at December 31, 2014	703,155	US$	7.64	1.77 years	US$	962
Exercisable at December 31, 2014	282,621	US$	7.47	1.54 years	US$	425

2009 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

A summary of equity-settled performance unit activity under the 2009 Plan for the year ended December 31, 2014 is as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2013	7,473,680	US$	8.17
Granted	976,347	US$	7.46
Settled	(1,278,887)	US$	8.09
Forfeited	(1,014,412)	US$	8.09
Balance at December 31, 2014	6,156,728	US$	8.09
Vested and expected to vest at December 31, 2014	4,954,723	US$	8.08